CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Flow from operating activities
Loss for the period	€ (8,329)	€ (2,601)
Depreciation and amortization	786	932
Foreign currency exchange differences on loans to subsidiaries	(672)	204
Changes in financial assets due to fair value valuation	45	245
Share-based compensation expense	166	167
Change in impairment of trade receivables	(18)	36
Non-cash interest expense on long-term debt	421	296
Change in fair value of derivative equity forward	5,188	(1,557)
Loss on disposal of property, plant and equipment and intangible assets	1
Interest paid	67	85
Interest received	(30)	(35)
Other	(160)	61
Change in working capital	778	(1,737)
Trade and other receivables, inventories and current assets	(162)	(1,721)
Trade payables	472	442
Other liabilities, contract liabilities and provisions	996	509
Change in restricted cash	(520)	(947)
Income tax payable/receivables	(8)	(20)
Total	(1,757)	(3,904)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(44)	(41)
Proceeds from disposal of financial assets		3,237
Payments to acquire financial assets	(7,462)	(2)
Interest received	30	35
Total	(7,476)	3,229
Cash Flow from financing activities
Proceeds from bank overdrafts and lines of credit		4
Repayment of lease liabilities	(82)	(114)
Repayment of long-term debt	(202)	(231)
Proceeds from issue of ordinary shares in the form of ADS	18,153
Share issue cost	(2,200)
Change in restricted cash	(2,000)
Interest paid	(67)	(85)
Total	13,602	(426)
Net increase (decrease) in cash and cash equivalents	4,369	(1,101)
Cash and cash equivalents at beginning of period	5,324	4,368
Changes to cash and cash equivalents due to foreign exchanges rates	68	5
Cash and cash equivalents at end of period	€ 9,761	€ 3,272